SCHEDULE OF COST OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total of Cost of revenue	$ 169,969	$ 73,620	$ 292,782	$ 151,389	$ 334,825	$ 688,365
Finished Goods [Member]
Product Information [Line Items]
Total of Cost of revenue	127,704	36,664	206,211	72,777	151,703	97,058
Related Shipping [Member]
Product Information [Line Items]
Total of Cost of revenue	1,420	2,420	3,695	4,797	9,346	10,376
Handling Fee [Member]
Product Information [Line Items]
Total of Cost of revenue	12,550	5,855	23,477	9,892	22,629	10,945
Contractor Fee [Member]
Product Information [Line Items]
Total of Cost of revenue	8,366	10,412	20,221	14,436	30,977	18,568
Franchise [Member]
Product Information [Line Items]
Total of Cost of revenue	4,547	3,770	9,500	8,745	18,428	17,624
Sales Commission [Member]
Product Information [Line Items]
Total of Cost of revenue	74	822	308	12,690	13,827	501,483
Depreciation [Member]
Product Information [Line Items]
Total of Cost of revenue	$ 15,456	$ 13,677	$ 29,986	$ 28,052	57,162	$ 32,311
Inventory Written Off [Member]
Product Information [Line Items]
Total of Cost of revenue					$ 30,753